Summary of Significant Accounting Policies and Significant Concentrations and Risks (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule Of Revenue From External Customers Attributed To Domestic Revenue And Foreign Countries By Geographic Area [Table Text Block]
Revenues from customers located in the PRC, Japan, the USA, India, Turkey, France, Germany and England are as follows:

	Year ended
	December 31, 2015	% of net revenue	December 31, 2016	% of net revenue	December 31, 2017		% of net revenue
	RMB		RMB		RMB	US$

PRC	4,078,476	41%	4,932,284	59%	6,421,123	986,908	77%
Japan	2,723,800	27%	2,363,239	28%	737,813	113,400	9%
USA	1,248,536	12%	513,690	6%	223,229	34,310	3%
England	80,255	1%	88,129	1%	861	132	-%
Turkey	550,799	5%	69,956	1%	58,686	9,020	-%
India	(202)	-%	18,970	-%	330,738	50,833	4%
France	363,635	4%	1,477	-%	182	28	-%
Germany	170,518	2%	3,089	-%	11,365	1,747	-%
Others	749,969	8%	385,265	5%	579,727	89,103	7%
Total	9,965,786	100%	8,376,099	100%	8,363,724	1,285,481	100%

Schedule Of Prepayments By Major Suppliers [Table Text Block]
As of December 31, 2016 and 2017, advances, net of any allowance, made to an individual supplier in excess of 10% of total prepayments to the suppliers are as follows:

	December 31,
		2016	2017
	Location	RMB	RMB		US$

Supplier A	Singapore	239,327	—	*	—
Supplier B	South Korea	141,227	130,605		20,074
Supplier C	Germany	238,242	98,135		15,083
Total		618,796	228,740		35,157

Schedule Of Cash And Cash Equivalents And Restricted Cash Balances By Currency [Table Text Block]
Cash balances include:

	December 31, 2016	December 31, 2017
	RMB equivalents	RMB equivalents
Cash and cash equivalents held by PRC entities

Denominated in RMB	155,174	41,594
Denominated in U.S. dollar (US$)	23,450	63,036
Denominated in European monetary unit (EURO)	337	633
Denominated in Japanese Yen (JPY)	11	3
Denominated in Great Britain Pound (GBP)	—	—
Denominated in other currencies:	178	2

Cash and cash equivalents held by non-PRC entities
Denominated in US$	253,089	174,128
Denominated in EURO	24,135	23,180
Denominated in JPY	30,579	61,283
Denominated in GBP	3,563	—
Denominated in other currencies:	16,126	14,195
Total cash and cash equivalents	506,642	378,054

December 31, 2016	December 31, 2017
	RMB equivalents	RMB equivalents
Restricted cash held by PRC entities
Denominated in RMB	165,711	135,891
Denominated in US$	28,741	32,807
Denominated in EURO	9,137	9,756
Denominated in other currencies:	—	376
Restricted cash held by non-PRC entities
Denominated in US$	148,930	160,901
Denominated in EURO	2,236	—
Denominated in JPY	4,768	—
Denominated in other currencies:	2,274	2,956
Total restricted cash	361,797	342,687

Property, Plant and Equipment [Table Text Block]	The estimated useful lives of property, plant and equipment are as follows:

Schedule of Finite-Lived Intangible Assets [Table Text Block]
The Company’s amortizable intangible assets consist of technical know-how, customer relationships, order backlog and short-term supplier agreements with the following estimated useful lives:

Technical know-how	5.5-6 years
Customer relationships	5.5-6 years
Order backlog	1-1.5 years
Short-term supply agreements	0.5 year

Schedule of Product Warranty Liability [Table Text Block]
Changes in the carrying amount of accrued warranty liability are as follows:

	Year Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$

Beginning balance	748,428	792,139	841,806	129,383
Warranty provision for the current year	84,520	84,924	74,856	11,506
Warranty costs incurred or claimed	(40,809)	(35,257)	(27,760)	(4,267)
Total accrued warranty cost	792,139	841,806	888,902	136,622
Less: accrued warranty cost, current portion	38,869	37,462	39,949	6,140
Accrued warranty cost, excluding current portion	753,270	804,344	848,953	130,482